Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Summary of Redeemable Noncontrolling Interest

	2017	2018	2019	2019
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	5,492	11,022	716	104
Business combination (Note 3)	—	698	182	26
Other comprehensive (loss)	(335)	—	—	—
Issuance of subsidiary shares	—	—	100	14
Disposal of subsidiary shares	(2,376)	—	—	—
Accretion of redeemable noncontrolling interests	(17)	146	111	15
Conversion of convertible notes of iQIYI	8,258	—	—	—
Conversion of iQIYI preferred shares recognized as redeemable noncontrolling interests to ordinary shares	—	(11,150)	—	—

Balance as of December 31	11,022	716	1,109	159